Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000196754
Shareholder Report [Line Items]
Fund Name	Affinity World Leaders Equity ETF
Trading Symbol	WLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Affinity World Leaders Equity ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Affinity World Leaders Equity ETF	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 16, 2018)
Affinity World Leaders Equity ETF - NAV	26.07%	19.51%	9.46%
FTSE StarMine Affinity World Leaders Total Return Index	29.26%	21.43%	11.01%
MSCI World Index	22.02%	15.58%	11.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,194,585
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 36,397
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,194,585
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$36,397
Portfolio Turnover	112%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	1.3%
Utilities	2.7%
Materials	2.8%
Energy	3.8%
Consumer Staples	7.1%
Health Care	8.4%
Consumer Discretionary	9.9%
Industrials	10.4%
Communications	11.5%
Financials	13.9%
Technology	27.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	4.2%
Seagate Technology Holdings PLC	3.8%
Jabil, Inc.	3.6%
HP, Inc.	3.5%
Hewlett Packard Enterprise Company	3.2%
Dollar General Corporation	2.4%
Tapestry, Inc.	2.3%
AppLovin Corporation, Class A	2.0%
Verizon Communications, Inc.	2.0%
AT&T, Inc.	1.9%